UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7396

Managed High Income Portfolio Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  February 28
Date of reporting period: August 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

Managed
HIGH INCOME
     PORTFOLIO INC.

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                                GRAPHIC OMITTED]

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                                                                     Semi-Annual

                                                                          Report

                                                                 August 31, 2003

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                                                          Managed
                                                          HIGH INCOME
WHAT'S INSIDE                                                  PORTFOLIO INC.

--------------------------------------------------------------------------------

Letter From the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   24

Statement of Operations ...................................................   25

Statements of Changes in Net Assets .......................................   26

Notes to Financial Statements .............................................   27

Financial Highlights ......................................................   30

Financial Data ............................................................   31

Additional Shareholder Information ........................................   32

Dividend Reinvestment Plan ................................................   33

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                                                          Managed
                                                          HIGH INCOME
                                                               PORTFOLIO INC.

LETTER FROM
THE CHAIRMAN

--------------------------------------------------------------------------------

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer


Dear Shareholder,

As you know, the high-yield bond market has been confronted with its share of challenges in recent years, including concerns about the economy, integrity of corporate financial statements and the war, to name a few. Last year, a general investor flight to safety helped give investment-grade bonds the upper hand. This year, however, high-yield bonds have begun to show signs of life as their performance is more closely linked to the health of the economy and corporate balance sheets than to interest rates.

Especially in this environment of four-decade-low money market yields, higher-yielding bonds seem even more appealing. Remember, however, that high-yield bonds carry more credit risk than investment-grade issues. That is why it is critical to perform a thorough analysis before carefully choosing these bonds and, in our opinion, this is all the more reason why investing in high-yield bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk.

Bottom line: As an investor, you should always work with your financial adviser to design and maintain a portfolio that suits your long-term goals and appetite for risk. If a higher stream of income and reasonably higher risk are parts of that equation, high-yield bonds remain an excellent choice.

We have included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 24, 2003

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Take Advantage of the Fund's Dividend Reinvestment Plan!

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 33. Below is a short summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

      The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share or 95% of the market price, whichever is greater.

      If the NAV per share at the time of valuation is greater than the market price of the common stock, the Purchasing Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

      If the Purchasing Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Purchasing Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of the Fund's NAV per share or 95% of the then current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

      To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at (800) 331-1710.

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2

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 97.5%
-------------------------------------------------------------------------------------------------
Aerospace/Defense -- 0.3%
       975,000       B3*    Dunlop Standard Aerospace Holdings PLC,
                              Sr. Notes, 11.875% due 5/15/09 ....................    $  1,053,000
-------------------------------------------------------------------------------------------------
Airlines -- 1.3%
     1,050,000       C      Air Canada, Sr. Notes,
                              10.250% due 3/15/11 (b) ...........................         519,750
     6,296,588       CCC    Airplanes Pass-Through Trust, Corporate
                              Asset-Backed Securities, Series 1, Class D,
                              10.875% due 3/15/09 ...............................         188,898
                            Continental Airlines, Inc., Pass-Through Trust
                              Certificates:
       940,000       BB-         Series 1999-2, Class C-2,
                                   7.434% due 9/15/04 ...........................         885,098
       363,212       BB+         Series 2000-2, Class C, 8.312% due 4/2/11 ......         268,719
     1,435,000       B           Series 2001-2, Class D,
                                   7.568% due 12/1/06 ...........................       1,049,943
                            United Air Lines, Inc., Pass-Through Certificates:
       581,503       CCC      Series 2000-1, Class B, 8.030% due 7/1/11 .........          93,433
     1,443,359       CCC+     Series 2000-2, Class B, 7.811% due 10/1/09 ........         275,790
       275,000       B+       Series 2001-1, Class B, 6.932% due 9/1/11 .........          52,611
       630,000       CCC+     Series 2001-1, Class C, 6.831% due 9/1/08 .........          64,144
       531,492       A+     US Airways, Inc., Pass-Through Certificates,
                              Series 99-1, 8.360% due 7/20/20+ ..................         499,540
-------------------------------------------------------------------------------------------------
                                                                                        3,897,926
-------------------------------------------------------------------------------------------------
Automotive -- 2.3%
                            Dana Corp.:
     1,160,000       BB       Notes, 6.500% due 3/1/09 ..........................       1,087,500
       525,000       BB       Sr. Notes, 10.125% due 3/15/10 ....................         568,312
     1,300,000       B-     Eagle-Picher Inc., Sr. Notes,
                              9.750% due 9/1/13 (c) .............................       1,339,000
       450,000       Baa1*  Ford Motor Co., Notes, 7.450% due 7/16/31 ...........         400,893
       775,000       A3*    General Motors Acceptance Corp., Notes,
                              6.875% due 8/28/12 ................................         767,861
                            General Motors Corp.:
       250,000       BBB      Sr. Debentures, 8.375% due 7/15/33 ................         247,770
     1,325,000       BBB      Sr. Notes, 7.125% due 7/15/13 .....................       1,342,535


                       See Notes to Financial Statements.                      3
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Automotive -- 2.3% (continued)
       375,000       B+     Rexnord Corp., Sr. Sub. Notes,
                              10.125% due 12/15/12 ..............................    $    405,000
       600,000       B2*    Tenneco Automotive Inc., Sr. Secured 2nd Lien
                              Notes, 10.250% due 7/15/13 (c) ....................         624,000
       250,000       B+     TRW Automotive, Inc., Sr. Sub. Notes,
                              11.000% due 2/15/13 (c) ...........................         287,500
-------------------------------------------------------------------------------------------------
                                                                                        7,070,371
-------------------------------------------------------------------------------------------------
Broadcasting -- 1.6%
     2,182,000       B-     Emmis Communications Corp.,
                              Sr. Discount Notes, step bond to yield
                              12.511% due 3/15/11 ...............................       1,920,160
       225,000       B-     NextMedia Operating, Inc., Sr. Sub. Notes,
                              10.750% due 7/1/11 ................................         250,312
                            Paxson Communications Corp.:
       825,000       Caa1*    Sr. Sub. Discount Notes, step bond to yield
                                 12.309% due 1/15/09 ............................         664,125
       355,000       Caa1*    Sr. Sub. Notes, 10.750% due 7/15/08 ...............         379,850
       895,000       B-     Radio One, Inc., Sr. Sub. Notes, Series B,
                              8.875% due 7/1/11 .................................         982,262
       515,000       B-     Spanish Broadcasting System Inc., Sr. Sub. Notes,
                              9.625% due 11/1/09 ................................         547,187
-------------------------------------------------------------------------------------------------
                                                                                        4,743,896
-------------------------------------------------------------------------------------------------
Building/Construction -- 3.7%
       265,000       B-     Associated Materials Inc., Sr. Sub. Notes,
                              9.750% due 4/15/12 ................................         279,575
     1,050,000       B-     Atrium Cos., Inc., Sr. Sub. Notes, Series B,
                              10.500% due 5/1/09 ................................       1,123,500
       250,000       BB     Beazer Homes USA, Inc., Sr. Notes,
                              8.625% due 5/15/11 ................................         265,000
       950,000       B-     Brand Services, Inc., Sr. Sub. Notes,
                              12.000% due 10/15/12 ..............................       1,069,938
                            D.R. Horton, Inc.:
       685,000       Ba1*     Sr. Notes, 8.000% due 2/1/09 ......................         731,238
       545,000       B+       Sr. Sub. Notes, 9.375% due 3/15/11 ................         583,150
       815,000       BB-    KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11 .........         876,125
       895,000       BBB-   Lennar Corp., Sr. Notes, Series B,
                              9.950% due 5/1/10 .................................       1,040,074


4                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Building/Construction -- 3.7% (continued)
                            Nortek, Inc.:
       575,000       B+       Sr. Notes, 8.000% due 2/1/09 ......................    $    589,375
     1,315,000       B-       Sr. Sub. Notes, 9.375% due 3/15/11 ................       1,380,750
       530,000       Ca*    Oglebay Norton Co., Sr. Sub. Notes,
                              10.000% due 2/1/09 ................................         182,850
       490,000       BB+    The Ryland Group, Inc., Sr. Notes,
                              9.750% due 9/1/10 .................................         546,350
     1,035,000       B+     Schuler Homes, Inc., Sr. Sub. Notes,
                              10.500% due 7/15/11 ...............................       1,148,850
                            Standard Pacific Corp.:
       685,000       BB       Sr. Notes, 8.500% due 4/1/09 ......................         705,550
       525,000       Ba3*     Sr. Sub. Notes, 9.250% due 4/15/12 ................         548,625
-------------------------------------------------------------------------------------------------
                                                                                       11,070,950
-------------------------------------------------------------------------------------------------
Business Services -- 1.6%
     1,000,000       B-     Advanstar Communications Inc., 2nd Priority
                              Sr. Secured Notes, 8.630% due 8/15/08 (c)(d) ......         997,500
     1,805,000       BBB-   Avis Group Holdings Inc., Sr. Sub. Notes,
                              11.000% due 5/1/09 ................................       2,012,575
       600,000       B      Muzak LLC/Muzak Finance Corp.,
                              Sr. Notes, 10.000% due 2/15/09 (c) ................         636,000
     2,005,000       D      Outsourcing Solutions Inc., Sr. Sub. Notes,
                              11.000% due 11/1/06 (b) ...........................          30,075
     1,030,000       B      Williams Scotsman, Inc., Sr. Notes,
                              9.875% due 6/1/07 .................................       1,014,550
-------------------------------------------------------------------------------------------------
                                                                                        4,690,700
-------------------------------------------------------------------------------------------------

     Cable -- 10.6%
     1,300,000       BBB+   AOL Time Warner Inc., Debentures,
                              7.625% due 4/15/31 ................................       1,412,566
                            Charter Communications Holdings, LLC:
                              Sr. Discount Notes:
     6,255,000       CCC-        Step bond to yield 13.999% due 1/15/10 .........       3,971,925
     1,650,000       CCC-        Step bond to yield 13.334% due 1/15/11 .........         948,750
     2,250,000       CCC-        Step bond to yield 17.089% due 5/15/11 .........       1,226,250
     1,450,000       CCC-     Sr. Sub. Notes, 10.750% due 10/1/09 ...............       1,167,250


                       See Notes to Financial Statements.                      5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Cable -- 10.6% (continued)
                            CSC Holdings, Inc.:
     1,475,000       BB-      Sr. Debentures, 7.625% due 7/15/18 ................    $  1,408,625
                              Sr. Notes:
       625,000       BB-         7.875% due 12/15/07 ............................         640,625
                                 Series B:
       725,000       BB-           8.125% due 7/15/09 ...........................         752,188
       420,000       BB-           7.625% due 4/1/11 ............................         422,100
                              Sr. Sub. Debentures:
     2,345,000       B+          10.500% due 5/15/16 ............................       2,567,775
       575,000       B+          9.875% due 4/1/23 ..............................         599,438
     1,450,000       B      DIRECTV Holdings LLC, Sr. Notes,
                              8.375% due 3/15/13 (c) ............................       1,591,375
     2,105,000       B1*    EchoStar Broadband Corp., Sr. Notes,
                              10.375% due 10/1/07 ...............................       2,339,181
                            EchoStar DBS Corp., Sr. Notes:
     1,835,000       BB-      9.125% due 1/15/09 ................................       2,041,437
     1,695,000       BB-      9.375% due 2/1/09 .................................       1,811,531
     1,585,000       B-     InSight Communications Co., Inc.,
                              Sr. Discount Notes, step bond to yield
                              14.616% due 2/15/11 ...............................       1,208,562
     1,500,000       B+     Mediacom Broadband LLC, Sr. Notes,
                              11.000% due 7/15/13 ...............................       1,642,500
       600,000       B+     Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 .........         609,000
                            Pegasus Communications Corp.:
       525,000       CCC-     Sr. Discount Notes, step bond to yield
                                 17.856% due 3/1/07 .............................         341,250
                              Sr. Notes, Series B:
       105,000       CCC-        9.625% due 10/15/05 ............................          85,575
       425,000       CCC-        9.750% due 12/1/06 .............................         346,375
     2,710,000       BB-    Rogers Cablesystems Ltd., Sr. Sub. Debentures,
                              11.000% due 12/1/15 ...............................       2,981,000
       865,000(GBP)  C      Telewest Communications PLC, Sr. Notes,
                              5.250% due 2/19/07 (c) ............................         504,879
     1,550,000       BBB+   Time Warner Inc., Debentures,
                              6.625% due 5/15/29 ................................       1,504,805
-------------------------------------------------------------------------------------------------
                                                                                       32,124,962
-------------------------------------------------------------------------------------------------


6                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Chemicals -- 4.4%
       615,000       B+     Airgas, Inc., Sr. Sub. Notes,
                              9.125% due 10/1/11 ................................    $    679,575
     1,035,000       CCC+   Avecia Group PLC, Sr. Notes,
                              11.000% due 7/1/09 ................................         884,925
       425,000       BB+    FMC Corp., Medium-Term Notes, Series A,
                              6.750% due 5/5/05 .................................         429,250
                            Huntsman ICI Holdings LLC:
     9,540,000       B-       Sr. Discount Notes, step bond to yield
                                 13.186% due 12/31/09 ...........................       3,720,600
       525,000       B        Sr. Notes, 9.875% due 3/1/09 ......................         543,375
     1,055,000       B+     IMC Global Inc., Sr. Notes, Series B,
                              11.250% due 6/1/11 ................................       1,097,200
     1,035,000       B+     International Specialty Holdings Inc.,
                              Sr. Secured Notes, Series B,
                              10.625% due 12/15/09 ..............................       1,084,162
     1,055,000       BB-    ISP Chemco, Sr. Sub. Notes, Series B,
                              10.250% due 7/1/11 ................................       1,168,413
     1,050,000       BB-    Lyondell Chemical Co., Sr. Secured Notes,
                              11.125% due 7/15/12 ...............................       1,081,500
       420,000       BBB-   Methanex Corp., Sr. Notes, 8.750% due 8/15/12 .......         452,550
       390,000       B-     OM Group, Inc., Sr. Sub. Notes,
                              9.250% due 12/15/11 ...............................         376,350
       775,000       BB-    Rhodia SA, Sr. Sub. Notes,
                              8.875% due 6/1/11 (c) .............................         782,750
       105,000       B+     Terra Industries Inc., Sr. Secured Notes,
                              12.875% due 10/15/08 ..............................         111,825
       875,000       B+     Westlake Chemical Corp., Sr. Notes,
                              8.750% due 7/15/11 (c) ............................         896,875
-------------------------------------------------------------------------------------------------
                                                                                       13,309,350
-------------------------------------------------------------------------------------------------
Consumer Products and Services -- 3.7%
                            American Greetings Corp.:
       740,000       BBB-     Notes, 6.100% due 8/1/28 ..........................         725,200
       475,000       BB+      Sr. Sub. Notes, 11.750% due 7/15/08 ...............         539,125
       105,000       CCC+   Doane Pet Care Co., Sr. Sub. Notes,
                              9.750% due 5/15/07 ................................          98,175
       325,000       B-     Home Interiors & Gifts, Inc., Sr. Sub. Notes,
                              10.125% due 6/1/08 ................................         333,125


                       See Notes to Financial Statements.                      7
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Consumer Products and Services -- 3.7% (continued)
     1,325,000       B-     Icon Health & Fitness, Inc., Sr. Sub. Notes,
                              11.250% due 4/1/12 ................................    $  1,397,875
       845,000       CCC    Remington Product Co., LLC, Sr. Sub. Notes,
                              11.000% due 5/15/06 ...............................         849,225
       500,000       B      Salton, Inc., Sr. Sub. Notes,
                              12.250% due 4/15/08 ...............................         487,500
                            Sealy Mattress Co.:
     1,805,000       B-       Sr. Discount Notes, Series B, step bond to yield
                                 9.445% due 12/15/07 ............................       1,832,075
       250,000       B-       Sr. Sub. Notes, Series B, 9.875% due 12/15/07 .....         246,250
                            Service Corp. International:
       740,000       BB-      Debentures, 7.875% due 2/1/13 .....................         708,550
                              Notes:
       820,000       BB-         6.875% due 10/1/07 .............................         797,450
     1,030,000       BB-         6.500% due 3/15/08 .............................       1,001,675
       840,000       BB-    Sola International Inc., Notes,
                              6.875% due 3/15/08 ................................         811,650
     1,135,000       B+     Stewart Enterprises, Inc., Sr. Sub. Notes,
                              10.750% due 7/1/08 ................................       1,276,875
-------------------------------------------------------------------------------------------------
                                                                                       11,104,750
-------------------------------------------------------------------------------------------------
Energy -- 8.8%
     4,800,000       B-     Dynegy Holdings Inc., 2nd Priority Sr. Secured
                              Notes, 7.700% due 7/15/08 (c)(d) ..................       4,807,469
     3,725,000       B      El Paso Energy Corp., Global Medium-Term
                              Notes, 7.750% due 1/15/32 .........................       2,849,625
     1,275,000       BB     Forest Oil Corp., Sr. Notes,
                              8.000% due 12/15/11 ...............................       1,294,125
       845,000       BB-    GulfTerra Energy Partners LP, Sr. Sub. Notes,
                              8.500% due 6/1/11 .................................         902,037
     1,025,000       BB-    Leviathan Gas Pipeline Partners L.P.,
                              Sr. Sub. Notes, 10.375% due 6/1/09 ................       1,155,687
       820,000       BB     Luscar Coal Ltd., Sr. Notes,
                              9.750% due 10/15/11 ...............................         930,700
     1,050,000       B+     Magnum Hunter Resources, Inc., Sr. Notes,
                              9.600% due 3/15/12 ................................       1,118,250
       327,000       B      Nuevo Energy Co., Sr. Sub. Notes, Series B,
                              9.500% due 6/1/08 .................................         345,394


8                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Energy -- 8.8% (continued)
       235,000       B-     Parker Drilling Co., Sub. Notes,
                              5.500% due 8/1/04 (e) .............................    $    224,425
       543,000       Aa2*   Pennzoil-Quaker State Co., Sr. Notes,
                              10.000% due 11/1/08 ...............................         652,605
                            Plains Exploration & Production Co.,
                              Sr. Sub. Notes:
       800,000       B           8.750% due 7/1/12 (c) ..........................         832,000
       525,000       B           Series B, 8.750% due 7/1/12 ....................         546,000
                            Pogo Producing Co., Sr. Sub. Notes, Series B:
       205,000       BB       10.375% due 2/15/09 ...............................         222,425
       310,000       BB       8.250% due 4/15/11 ................................         331,700
     1,140,000       BB     Pride International, Inc., Sr. Notes,
                              10.000% due 6/1/09 ................................       1,236,900
     1,425,000       B+     Stone Energy Corp., Sr. Sub. Notes,
                              8.750% due 9/15/07 ................................       1,478,438
       520,000       BB-    Superior Energy Services, Inc., Sr. Notes,
                              8.875% due 5/15/11 ................................         551,200
       420,000       B      Swift Energy Co., Sr. Sub. Notes,
                              9.375% due 5/1/12 .................................         447,300
       315,000       CCC+   Trico Marine Services, Inc., Sr. Notes,
                              8.875% due 5/15/12 ................................         231,525
                            Vintage Petroleum, Inc.:
       725,000       BB-      Sr. Notes, 8.250% due 5/1/12 ......................         764,875
                              Sr. Sub. Notes:
       415,000       B1*         9.750% due 6/30/09 .............................         441,975
       200,000       B1*         7.875% due 5/15/11 .............................         203,000
       500,000       Ba3*   Westport Resources Corp., Sr. Sub. Notes,
                              8.250% due 11/1/11 ................................         537,500
                            The Williams Cos., Inc.:
                              Notes:
     1,025,000       B+          7.625% due 7/15/19 .............................         935,312
     1,825,000       B+          7.875% due 9/1/21 ..............................       1,688,125
       450,000       B+          8.750% due 3/15/32 .............................         439,875
     1,500,000       B        Sr. Notes, 8.625% due 6/1/10 ......................       1,567,500
-------------------------------------------------------------------------------------------------
                                                                                       26,735,967
-------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                      9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Entertainment -- 1.9%
                            AMC Entertainment Inc., Sr. Sub. Notes:
     1,605,000       CCC+     9.500% due 3/15/09 ................................    $  1,661,175
       715,000       CCC+     9.500% due 2/1/11 .................................         754,325
       400,000       CCC    Imax Corp., Sr. Notes, 7.875% due 12/1/05 ...........         394,000
                            Vivendi Universal SA, Sr. Notes:
     2,250,000       B+       6.250% due 7/15/08 (c) .............................      2,261,250
       725,000       B+       9.250% due 4/15/10 (c) .............................        813,812
-------------------------------------------------------------------------------------------------
                                                                                        5,884,562
-------------------------------------------------------------------------------------------------
Environmental Services -- 1.4%
                            Allied Waste Corp.:
       840,000       BB-      Sr. Notes, Series B, 7.875% due 1/1/09 .............        864,150
                              Sr. Sub. Notes:
     1,555,000       BB-         8.500% due 12/1/08 ..............................      1,659,963
     1,425,000       B+          10.000% due 8/1/09 ..............................      1,549,688
-------------------------------------------------------------------------------------------------
                                                                                        4,073,801
-------------------------------------------------------------------------------------------------
Financial Services -- 1.6%
       775,000       A3*    Ford Motor Credit Co., Notes,
                              7.250% due 10/25/11 ................................        784,307
       500,000       B      JSG Funding PLC, Sr. Notes,
                              9.625% due 10/1/12 .................................        542,500
     3,200,000       B3*    Ocwen Capital Trust I, Capital Securities,
                              10.875% due 8/1/27 .................................      2,800,000
       849,000       B1*    Ocwen Financial Corp., Notes,
                              11.875% due 10/1/03 ................................        853,245
-------------------------------------------------------------------------------------------------
                                                                                        4,980,052
-------------------------------------------------------------------------------------------------
Food and Beverage -- 1.1%
       530,000       B+     Cott Beverages Inc., Sr. Sub. Notes,
                              8.000% due 12/15/11 ................................        556,500
       600,000       BB-    Dean Foods Co., Sr. Notes,
                              6.900% due 10/15/17 ................................        582,000
       675,000       B      Del Monte Corp., Sr. Sub. Notes,
                              8.625% due 12/15/12 (c) ............................        706,219
       990,000       B2*    Michael Foods, Inc., Sr. Sub. Notes, Series B,
                              11.750% due 4/1/11 .................................      1,143,450
       425,000       Caa1*  Mrs. Field's Original Cookies, Inc., Sr. Notes,
                              Series B, 10.125% due 12/1/04 ......................        214,625
-------------------------------------------------------------------------------------------------
                                                                                        3,202,794
-------------------------------------------------------------------------------------------------


10                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Healthcare -- 3.9%
-------------------------------------------------------------------------------------------------
       300,000       B-     aaiPharma Inc., Sr. Sub. Notes,
                              11.000% due 4/1/10 .................................   $    330,000
       700,000       B-     AmeriPath, Inc., Sr. Sub. Notes,
                              10.500% due 4/1/13 .................................        728,000
     1,775,000       CCC+   Athena Neurosciences Finance LLC, Sr. Notes,
                              7.250% due 2/21/08 .................................      1,353,438
     1,350,000       B-     Dade Behring Inc., Sr. Sub. Notes,
                              11.910% due 10/3/10 ................................      1,539,000
       637,000       B      DaVita, Inc., Sub. Notes,
                              7.000% due 5/15/09 (e) .............................        672,035
       465,000       B2*    Extendicare Health Services, Inc., Sr. Notes,
                              9.500% due 7/1/10 ..................................        501,037
     1,040,000       B-     Hanger Orthopedic Group, Inc., Sr. Sub. Notes,
                              11.250% due 6/15/09 ................................      1,136,200
     1,450,000       B-     InSight Health Services Corp., Sr. Sub. Notes,
                              Series B, 9.875% due 11/1/11 .......................      1,515,250
     1,185,000       B+     Per-Se Technologies, Inc., Sr. Notes, Series B,
                              9.500% due 2/15/05 .................................      1,219,069
       350,000       BB     Tenet Healthcare Corp., Sr. Notes,
                              5.375% due 11/15/06 ................................        343,000
     1,045,000       B-     Universal Hospital Services Inc., Sr. Notes,
                              10.250% due 3/1/08 .................................      1,071,125
     1,475,000       B3*    Vanguard Health Systems, Inc., Sr. Sub. Notes,
                              9.750% due 8/1/11 ..................................      1,511,875
-------------------------------------------------------------------------------------------------
                                                                                       11,920,029
-------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 8.3%
     1,270,000       B+     AKI, Inc., Sr. Notes, 10.500% due 7/1/08 .............      1,308,100
       820,000       B      Alliance Gaming Corp., Sr. Sub. Notes,
                              10.000% due 8/1/07 .................................        852,800
     1,325,000       B      Ameristar Casinos, Inc., Sr. Sub. Notes,
                              10.750% due 2/15/09 ................................      1,484,000
       935,000       B2*    Courtyard by Marriott II, Sr. Notes, Series B,
                              10.750% due 2/1/08 .................................        923,313
     1,550,000       B      Felcor Lodging, L.P., Sr. Notes,
                              9.500% due 9/15/08 .................................      1,629,437
                            Hilton Hotels Corp., Sr. Notes:
       890,000       BBB-     7.950% due 4/15/07 .................................        946,737
       425,000       BBB-     7.625% due 12/1/12 .................................        450,500


                       See Notes to Financial Statements.                     11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 8.3% (continued)
       957,000       Ba3*   HMH Properties, Inc., Sr. Secured Notes,
                              Series A, 7.875% due 8/1/05 ........................   $    980,925
       375,000       B+     Horseshoe Gaming Holding Corp.,
                              Sr. Sub. Notes, Series B, 8.625% due 5/15/09 .......        396,562
     1,760,000       B+     Host Marriott, L.P., Sr. Notes,
                              9.500% due 1/15/07 .................................      1,874,400
                            Mandalay Resort Group:
       415,000       BB-      Sr. Sub. Debentures, 7.625% due 7/15/13 ............        424,338
     1,040,000       BB-      Sr. Sub. Notes, Series B, 10.250% due 8/1/07 .......      1,167,400
     1,525,000       B2*    Meristar Hospitality Operating Partnership, L.P.,
                              Sr. Notes, 10.500% due 6/15/09 .....................      1,559,312
                            MGM MIRAGE, Sr. Sub. Notes:
       525,000       Ba2*     9.750% due 6/1/07 ..................................        588,000
     1,285,000       Ba2*     8.375% due 2/1/11 ..................................      1,416,712
                            Park Place Entertainment Corp., Sr. Sub. Notes:
       800,000       Ba2*     9.375% due 2/15/07 .................................        878,000
       800,000       Ba2*     8.875% due 9/15/08 .................................        882,000
     1,530,000       Ba2*     8.125% due 5/15/11 .................................      1,660,050
       850,000       CCC+   Revlon Consumer Products Corp.,
                              Sr. Secured Notes, 12.000% due 12/1/05 .............        820,250
       750,000       BB+    Starwood Hotels & Resorts Worldwide, Inc.
                              Sr. Notes, 7.875% due 5/1/12 .......................        787,500
     1,075,000       B+     Station Casinos, Inc., Sr. Sub. Notes,
                              8.875% due 12/1/08 .................................      1,126,062
     1,100,000       B+     Turning Stone Casino Resort Enterprise,
                              Sr. Notes, 9.125% due 12/15/10 (c) .................      1,171,500
     1,580,000       B-     Venetian Casino Resort LLC/Las Vegas Sands,
                              Inc., Mortgage Notes, 11.000% due 6/15/10 ..........      1,805,150
-------------------------------------------------------------------------------------------------
                                                                                       25,133,048
-------------------------------------------------------------------------------------------------
Insurance -- 0.5%
     1,015,000       Ba1*   Markel Capital Trust I, Capital Securities,
                              Series B, 8.710% due 1/1/46 ........................        988,555
       630,000       BB+    PXRE Capital Trust I, Capital Trust Pass-Through
                              Securities, 8.850% due 2/1/27 ......................        544,950
-------------------------------------------------------------------------------------------------
                                                                                        1,533,505
-------------------------------------------------------------------------------------------------


12                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Machinery -- 1.0%
       630,000       BB-    Case Corp., Notes, 7.250% due 1/15/16 ................   $    567,788
       265,000       BB-    Case Credit Corp., Notes, 6.750% due 10/21/07 ........        254,069
       850,000       B-     Columbus Mckinnon Corp., Sr. Secured Notes,
                              10.000% due 8/1/10 (c) .............................        881,875
       415,000       B+     NMHG Holding Co., Sr. Notes,
                              10.000% due 5/15/09 ................................        446,125
       700,000       B      Terex Corp., Sr. Sub. Notes, Series B,
                              10.375% due 4/1/11 .................................        778,750
-------------------------------------------------------------------------------------------------
                                                                                        2,928,607
-------------------------------------------------------------------------------------------------
Manufacturing -- 2.1%
       745,000       NR     Aqua-Chem, Inc., Sr. Sub. Notes,
                              11.250% due 7/1/08 .................................        610,900
       415,000       Ba2*   Arvin Capital Trust I, Capital Securities,
                              9.500% due 2/1/27 ..................................        399,438
     1,185,000       B      Flowserve Corp., Sr. Sub. Notes,
                              12.250% due 8/15/10 ................................      1,362,750
       105,000       CCC    LDM Technologies, Inc., Sr. Sub. Notes, Series B,
                              10.750% due 1/15/07 ................................        105,000
     1,990,000       Ba2*   Louisiana-Pacific Corp., Sr. Sub. Notes,
                              10.875% due 11/15/08 ...............................      2,293,475
     1,365,000       CCC+   Park-Ohio Industries, Inc., Sr. Sub. Notes,
                              9.250% due 12/1/07 .................................      1,262,625
       325,000       BB-    Wolverine Tube, Inc., Sr. Notes,
                              10.500% due 4/1/09 .................................        338,000
-------------------------------------------------------------------------------------------------
                                                                                        6,372,188
-------------------------------------------------------------------------------------------------
Metals/Mining -- 0.4%
     1,030,000       BBB-   Phelps Dodge Corp., Sr. Notes,
                              8.750% due 6/1/11 ..................................      1,166,195
-------------------------------------------------------------------------------------------------
Packaging/Containers -- 3.7%
                            Anchor Glass Container Corp., Sr. Secured Notes:
       175,000       B+       11.000% due 2/15/13 (c) ............................        192,938
     1,175,000       B+       Series B, 11.000% due 2/15/13 ......................      1,295,438
     2,060,000       BB     Owens-Brockway Glass Container Inc.,
                              Sr. Secured Notes, 8.875% due 2/15/09 ..............      2,173,300
       375,000       B+     Owens-Illinois, Inc., Sr. Notes,
                              7.150% due 5/15/05 .................................        380,625


                       See Notes to Financial Statements.                     13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Packaging/Containers -- 3.7% (continued)
       990,000       B+     Plastipak Holdings, Inc., Sr. Notes,
                              10.750% due 9/1/11 .................................   $  1,079,100
                            Pliant Corp.:
       650,000       B-       Sr. Secured 2nd Lien Notes,
                                 11.125% due 9/1/09 (c) ..........................        674,375
       150,000       B-       Sr. Sub. Notes, 13.000% due 6/1/10 .................        131,250
       425,000       B      Radnor Holdings Inc., Sr. Notes,
                              11.000% due 3/15/10 ................................        342,125
       935,000       BBB-   Sealed Air Corp., Notes, 6.950% due 5/15/09 (c) ......        999,440
     2,790,000       B      Stone Container Finance Co. of Canada,
                              Sr. Notes, 11.500% due 8/15/06 (c) .................      2,978,325
       835,000       B-     Tekni-Plex, Inc., Sr. Sub. Notes, Series B,
                              12.750% due 6/15/10 ................................        809,950
-------------------------------------------------------------------------------------------------
                                                                                       11,056,866
-------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 1.8%
     1,400,000       BB+    Abitibi-Consolidated Inc., Debentures,
                              8.850% due 8/1/30 ..................................      1,386,060
                            Buckeye Technologies Inc., Sr. Sub. Notes:
       525,000       B        9.250% due 9/15/08 .................................        506,625
     1,745,000       B        8.000% due 10/15/10 ................................      1,596,675
       490,000       B+     Millar Western Forest Products Ltd., Sr. Notes,
                              9.875% due 5/15/08 .................................        504,700
     1,500,000       BB     Tembec Industries Inc., Sr. Notes,
                              8.625% due 6/30/09 .................................      1,485,000
-------------------------------------------------------------------------------------------------
                                                                                        5,479,060
-------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.0%
       650,000       B      Dex Media East LLC/Dex Media East Finance
                              Co., Notes, Series B, 12.125% due 11/15/12 .........        788,125
       875,000       B      Dex Media West LLC/Dex Media West Finance
                              Co., Sr. Notes, 9.875% due 8/15/13 (c) .............        980,000
       530,000       B+     Garden State Newspapers, Inc., Sr. Sub. Notes,
                              Series B, 8.750% due 10/1/09 .......................        546,562
     1,706,507       B-     Hollinger Participation Trust, Sr. Notes,
                              12.125% due 11/15/10 (c) ...........................      1,860,093
       730,000       BB-    Mail-Well I Corp., Sr. Notes,
                              9.625% due 3/15/12 .................................        773,800


14                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.0% (continued)
       525,000       B      PEI Holdings Inc., Sr. Notes,
                              11.000% due 3/15/10 (c) ............................   $    579,469
       300,000       B+     RH Donnelley Financial Corp., Sr. Sub. Notes,
                              10.875% due 12/15/12 (c) ...........................        351,000
       358,000       B+     Yell Finance BV, Sr. Discount Notes,
                              step bond to yield 12.263% due 8/1/11 ..............        309,670
-------------------------------------------------------------------------------------------------
                                                                                        6,188,719
-------------------------------------------------------------------------------------------------
Retail -- 4.2%
       250,000       B+     Ahold Finance USA, Notes,
                              8.250% due 7/15/10 .................................        255,000
       315,000       CCC+   American Restaurant Group, Inc., Sr. Secured
                              Notes, Series D, 11.500% due 11/1/06 ...............        222,075
       740,000       CCC+   CKE Restaurants, Inc., Sr. Sub. Notes,
                              9.125% due 5/1/09 ..................................        703,000
       250,000       B      Cole National Group, Inc., Sr. Sub. Notes,
                              8.625% due 8/15/07 .................................        242,500
       525,000       CCC-   Denny's Corp., Sr. Notes, 11.250% due 1/15/08 ........        238,875
       300,000       NR     Fleming Cos., Inc., Sr. Notes,
                              10.125% due 4/1/08 (b) .............................         37,500
       265,000       B-     Friendly Ice Cream Corp., Sr. Notes,
                              10.500% due 12/1/07 ................................        271,625
                            The Gap Inc., Notes:
       315,000       BB+      9.900% due 12/15/05 ................................        351,619
       150,000       BB+      6.900% due 9/15/07 .................................        158,813
     1,100,000       BB+      10.550% due 12/15/08 ...............................      1,315,875
       520,000       B      The Great Atlantic & Pacific Tea Co. Inc., Notes,
                              7.750% due 4/15/07 .................................        475,800
                            J.C. Penney Corp., Inc., Notes:
     1,400,000       BB+      8.000% due 3/1/10 ..................................      1,459,500
     1,323,000       BB+      9.000% due 8/1/12 ..................................      1,428,840
       608,000       B-     Jo-Ann Stores, Inc., Sr. Sub. Notes,
                              10.375% due 5/1/07 .................................        642,960
       530,000       BB-    The Pep Boys -- Manny, Moe & Jack, Notes,
                              6.710% due 11/3/04 .................................        535,962
       300,000       B-     Petro Stopping Center L.P., Sr. Notes,
                              10.500% due 2/1/07 .................................        301,500


                       See Notes to Financial Statements.                     15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Retail -- 4.2% (continued)
                            Rite Aid Corp.:
     1,105,000       B-       Notes, 7.125% due 1/15/07 ..........................   $  1,088,425
                              Sr. Notes:
     1,555,000       B-          7.625% due 4/15/05 ..............................      1,562,775
       125,000       B-          11.250% due 7/1/08 ..............................        134,375
     1,172,000       BB     Saks Inc., Notes, 9.875% due 10/1/11 .................      1,327,290
-------------------------------------------------------------------------------------------------
                                                                                       12,754,309
-------------------------------------------------------------------------------------------------
Technology -- 1.6%
     1,160,000       B3*    Amkor Technology, Inc., Sub. Notes,
                              5.000% due 3/15/07 (e) .............................      1,042,550
     1,670,000       Ba3*   LSI Logic Corp., Sr. Sub. Notes,
                              4.000% due 2/15/05 (e) .............................      1,644,950
     2,400,000       B      Sanmina -- SCI Corp., Sub. Debentures,
                              zero coupon due 9/12/20 (e) ........................      1,176,000
     1,160,000       NR     TriQuint Semiconductor, Inc., Sub. Notes,
                              4.000% due 3/1/07 (e) ..............................      1,009,200
-------------------------------------------------------------------------------------------------
                                                                                        4,872,700
-------------------------------------------------------------------------------------------------
Telecommunications -- 15.1%
     1,315,000       Caa2*  AirGate PCS, Inc., Sr. Sub. Notes,
                              step bond to yield 16.101% due 10/1/09 .............        795,575
     1,500,000       C      Alamosa (Delaware) Inc., Sr. Notes,
                              16.797% due 2/1/11 .................................      1,387,500
       860,000       C      Alamosa Holdings, Inc., Sr. Discount Notes,
                              step bond to yield 16.797% due 2/15/10 .............        636,400
     2,375,000       Caa1*  American Tower Corp., Sr. Notes,
                              9.375% due 2/1/09 ..................................      2,416,563
       600,000       B3*    American Tower Inc., Sr. Sub. Discount Notes,
                              zero coupon bond to yield 14.440% due 8/1/08 .......        399,000
                            AT&T Corp., Sr. Notes:
     1,350,000       BBB      7.300% due 11/15/11 ................................      1,514,217
     2,575,000       BBB      8.000% due 11/15/31 ................................      2,915,168
                            AT&T Wireless Services, Inc., Sr. Notes:
     2,700,000       BBB      7.875% due 3/1/11 ..................................      3,055,074
     2,350,000       BBB      8.125% due 5/1/12 ..................................      2,703,008
       605,000       B+     Avaya, Inc., Sr. Secured Notes,
                              11.125% due 4/1/09 .................................        680,625


16                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Telecommunications -- 15.1% (continued)
     1,790,000(EUR)  B+     COLT Telecom Group PLC, Sr. Notes,
                              2.000% due 4/3/07 (c)(e) ...........................   $  1,741,536
                            Crown Castle International Corp.:
     1,515,000       B3*      Sr. Discount Notes, step bond to yield
                                 16.782% due 5/15/11 .............................      1,499,850
     1,430,000       B3*      Sr. Notes, 10.750% due 8/1/11 ......................      1,576,575
       710,000       B3*    Dobson/Sygnet Communications Co., Sr. Notes,
                              12.250% due 12/15/05 ...............................        763,250
       940,000       D      GT Group Telecom Inc., Sr. Discount Notes,
                              step bond to yield 16.470% due 2/1/10 (b) ..........             94
       535,000       C      Horizon PCS, Inc., Sr. Sub. Discount Notes,
                              step bond to yield 14.866% due 10/1/10 .............         66,875
                            Nextel Communications, Inc.:
     5,200,000       B+       Sr. Discount Notes, step bond to yield
                                 13.881% due 2/15/08 .............................      5,473,000
       875,000       B+       Sr. Notes, 9.375% due 11/15/09 .....................        949,375
       880,000       CCC+   Nextel Partners, Inc., Sr. Notes,
                              12.500% due 11/15/09 ...............................        994,400
     1,225,000       B      Nortel Networks Corp., Notes,
                              6.875% due 9/1/23 ..................................      1,065,750
       525,000       B      Northern Telecom Capital Corp., Notes,
                              7.875% due 6/15/26 .................................        483,000
                            Qwest Corp.:
     1,250,000       Ba3*     Debentures, 6.875% due 9/15/33 .....................      1,043,750
     2,425,000       Ba3*     Notes, 8.875% due 3/15/12 (c) ......................      2,606,875
                            Qwest Services Corp., Notes:
       850,000       CCC+     13.500% due 12/15/10 (c) ...........................        977,500
       953,000       CCC+     14.000% due 12/15/14 (c) ...........................      1,129,305
                            SBA Communications Corp.:
     1,225,000       CC       Sr. Discount Notes, step bond to yield
                                 18.529% due 3/1/08 ..............................      1,280,125
       650,000       CC       Sr. Notes, 10.250% due 2/1/09 ......................        589,875
     1,250,000       Baa3*  SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10 ......      1,306,250
                            Sprint Capital Corp., Notes:
     1,975,000       BBB-     6.875% due 11/15/28 ................................      1,851,286
     3,400,000       BBB-     8.750% due 3/15/32 .................................      3,876,333
-------------------------------------------------------------------------------------------------
                                                                                       45,778,134
-------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Textiles/Apparel -- 1.4%
                            Levi Strauss & Co.:
       690,000       B-       Notes, 7.000% due 11/1/06 ..........................   $    605,475
                              Sr. Notes:
     1,350,000       B           11.625% due 1/15/08 .............................      1,296,000
     1,025,000       B-          12.250% due 12/15/12 ............................        943,000
       550,000       B      Tropical Sportswear International Corp.,
                              Sr. Sub. Notes, Series A, 11.000% due 6/15/08 ......        525,250
       720,000       B      William Carter Co., Sr. Sub. Notes, Series B,
                              10.875% due 8/15/11 ................................        795,600
-------------------------------------------------------------------------------------------------
                                                                                        4,165,325
-------------------------------------------------------------------------------------------------
Tobacco -- 0.2%
       647,000       BB+    Standard Commercial Tobacco Corp., Inc.,
                              Sr. Notes, 8.875% due 8/1/05 .......................        662,366
-------------------------------------------------------------------------------------------------
Transportation -- 0.8%
       725,000       B+     General Maritime Corp., Sr. Notes,
                              10.000% due 3/15/13 (c) ............................        794,781
     1,100,000       B      Iron Mountain, Inc.,  Sr. Sub. Notes,
                              8.625% due 4/1/13 ..................................      1,149,500
       580,000       Baa2*  Windsor Petroleum Transport Corp., Notes,
                              7.840% due 1/15/21 (c) .............................        514,750
-------------------------------------------------------------------------------------------------
                                                                                        2,459,031
-------------------------------------------------------------------------------------------------
Utilities -- 6.2%
                            The AES Corp.:
     2,080,000       B-       Sr. Notes, 9.500% due 6/1/09 .......................      2,012,400
                              Sr. Sub. Exchange Notes:
        75,000       B-          8.375% due 8/15/07 ..............................         71,250
       250,000       B-          8.500% due 11/1/07 ..............................        237,500
       330,000       BB+    Avista Corp., Sr. Notes, 9.750% due 6/1/08 ...........        378,263
                            Avon Energy Partners Holdings:
     1,350,000       CC       Notes, 6.460% due 3/4/08 (c) .......................      1,177,875
     1,225,000       CC       Sr. Notes, 7.050% due 12/11/07 (c) .................      1,068,813
     5,045,000       B1*    Calpine Canada Energy Finance PLC, Sr. Notes,
                              8.500% due 5/1/08 ..................................      3,859,425
                            Calpine Corp.:
       200,000       B        2nd Priority Sr. Secured Notes,
                                 8.500% due 7/15/10 (c) ..........................        189,000
     1,075,000       B1*      Sr. Notes, 8.625% due 8/15/10 ......................        790,125


18                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

   Face
  Amount++           Rating(a)                    Security                              Value
-------------------------------------------------------------------------------------------------
Utilities -- 6.2% (continued)
       525,000       B+     CMS Energy Corp., Sr. Notes,
                              7.625% due 11/15/04 ................................   $    527,625
                            Edison Mission Energy, Sr. Notes:
     1,055,000       BB-      10.000% due 8/15/08 ................................        880,925
       475,000       BB-      7.730% due 6/15/09 .................................        370,500
     1,900,000       BB-      9.875% due 4/15/11 .................................      1,567,500
       625,000       D      Mirant Americas Generation, Inc., Sr. Notes,
                              9.125% due 5/1/31 (b) ..............................        459,375
     1,895,000       B-     Orion Power Holdings, Inc., Sr. Notes,
                              12.000% due 5/1/10 .................................      2,112,925
                            Reliant Resources Inc., Sr. Secured Notes:
       225,000       B        9.250% due 7/15/10 (c) .............................        210,375
     1,675,000       B        9.500% due 7/15/13 (c) .............................      1,549,375
     1,240,000       Ba1*   Thomas & Betts Corp., Notes,
                              6.625% due 5/7/08 ..................................      1,240,000
-------------------------------------------------------------------------------------------------
                                                                                       18,703,251
-------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS AND NOTES
                            (Cost -- $286,743,760) ...............................    295,116,414
=================================================================================================
  Shares                                          Security                              Value
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
-------------------------------------------------------------------------------------------------
Food and Beverage -- 0.0%
        38,785              Aurora Foods Inc. ....................................          6,012
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
        17,714              Crown Castle International Corp. .....................        190,425
         2,169              McLeodUSA Inc. .......................................          2,473
        12,250              Pagemart Nationwide Inc. .............................            123
-------------------------------------------------------------------------------------------------
                                                                                          193,021
-------------------------------------------------------------------------------------------------
                            TOTAL COMMON STOCK
                            (Cost -- $216,865) ...................................        199,033
=================================================================================================

-------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
-------------------------------------------------------------------------------------------------
Aerospace/Defence -- 0.0%
       1,050                Northrop Grumman Corp.,
                              7.250% Equity Security Units .......................        109,200
-------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

  Shares                                          Security                              Value
-------------------------------------------------------------------------------------------------
  Telecommunications -- 0.5%
           800              Broadwing Communications Inc.,
                              12.500% Jr. Exchangeable, Series B .................   $    178,000
        12,000              Crown Castle International Corp.,
                              6.250% Convertible .................................        493,500
         6,425              CSC Holdings Inc., 11.125% Redeemable
                              Exchangeable, Series M .............................        673,019
           797              Dobson Communications Corp.,
                              13.000% Sr. Exchangeable ...........................         80,290
         3,500              Global Crossing Ltd., 6.750% Cumulative
                              Convertible (f) ....................................            245
         2,600              Motorola, Inc., 7.000% Equity Security Units .........         90,870
-------------------------------------------------------------------------------------------------
                                                                                        1,515,924
-------------------------------------------------------------------------------------------------
                            TOTAL PREFERRED STOCK
                            (Cost -- $2,218,836) .................................      1,625,124
=================================================================================================

 Warrants                                         Security                              Value
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
WARRANTS (g) -- 0.0%
-------------------------------------------------------------------------------------------------
Broadcasting -- 0.0%
         8,625              UIH Australia/Pacific Inc., Expire 5/15/06 ...........             86
-------------------------------------------------------------------------------------------------
Commercial Printing Forms -- 0.0%
         1,040              Merill Corp., Expire 5/1/09 ..........................              0
-------------------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
         1,005              Cybernet Internet Services International Inc.,
                              Expire 7/1/09 ......................................              2
         3,630              WAM!NET Inc., Expire 3/1/05 ..........................             36
-------------------------------------------------------------------------------------------------
                                                                                               38
-------------------------------------------------------------------------------------------------
Packaging/Containers -- 0.0%
           150              Pliant Corp., Expire 6/1/10 ..........................             26
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
           600              American Tower Corp., Expire 8/1/08 ..................         79,800
           940              GT Group Telecom Inc., Expire 2/1/10 .................            705
           695              Horizon PCS Inc., Expire 10/1/10 .....................             35
         4,125              Iridium World Communications Inc.,
                              Expire 7/15/05 .....................................             41
           720              IWO Holdings Inc., Expire 1/15/11 ....................              7


20                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2003 (unaudited) (continued)

 Warrants                                         Security                              Value
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.0% (continued)
           750              Jazztel PLC, Expire 7/15/10 ..........................   $          0
         4,125              RSL Communications Ltd., Expire 11/15/06 .............            580
        24,840              Weblink Wireless Inc., Expire 12/31/03 ...............            248
-------------------------------------------------------------------------------------------------
                                                                                           81,416
-------------------------------------------------------------------------------------------------
                            TOTAL WARRANTS
                            (Cost -- $768,092) ...................................         81,566
=================================================================================================

   Face
  Amount                                          Security                              Value
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
-------------------------------------------------------------------------------------------------
$    5,714,000              Merrill Lynch & Co., Inc., 1.010% due 9/2/03;
                              Proceeds at maturity -- $5,714,641;
                              (Fully collateralized by U.S. Treasury
                              Bonds and Notes, 1.500% to 13.875%
                              due 11/15/03 to 8/15/26; Market
                              value -- $5,828,294)(Cost -- $5,714,000) ...........      5,714,000
=================================================================================================
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $295,661,553**) .............................   $302,736,137
=================================================================================================

++    Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk(*), which are rated by Moody's Investors Service.
(b)   Security is currently in default.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)   Variable rate security.
(e)   Convertible bonds exchangeable for shares of common stock.
(f)   Security is issued with attached warrants.
(g)   Non-income producing security.
+     The company filed for bankruptcy.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      Currency abbreviations used in this schedule:
      ---------------------------------------------
      EUR -- Euro
      GBP -- British Pound

      See pages 22 and 23 for definitions of ratings.


                      See Notes to Financial Statements.                      21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard &Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to capacity to pay interest
CC, C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (unaudited) (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


                                                                              23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

August 31, 2003 (unaudited)

ASSETS:
    Investments, at value (Cost -- $295,661,553) ..............   $ 302,736,137
    Cash ......................................................             741
    Interest and dividends receivable .........................       6,324,215
    Other assets ..............................................         138,037
--------------------------------------------------------------------------------
    Total Assets ..............................................     309,199,130
--------------------------------------------------------------------------------
LIABILITIES:
    Investment advisory fee payable ...........................         232,348
    Administration fee payable ................................          51,633
    Accrued expenses ..........................................         131,717
--------------------------------------------------------------------------------
    Total Liabilities .........................................         415,698
--------------------------------------------------------------------------------
Total Net Assets ..............................................   $ 308,783,432
================================================================================
NET ASSETS:
    Par value of capital shares ...............................   $      45,574
    Capital paid in excess of par value .......................     523,012,868
    Overdistributed net investment income .....................      (1,924,782)
    Accumulated net realized loss from investment transactions
      and foreign currencies ..................................    (219,424,307)
    Net unrealized appreciation of investments and
      foreign currencies ......................................       7,074,079
--------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $6.78 per share on 45,574,420
    shares of $0.001 par value outstanding;
    500,000,000 shares authorized) ............................   $ 308,783,432
================================================================================


24                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2003 (unaudited)

INVESTMENT INCOME:
    Interest ................................................      $ 15,479,445
    Dividends ...............................................            32,652
--------------------------------------------------------------------------------
    Total Investment Income .................................        15,512,097
--------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fee (Note 2) ........................         1,369,676
    Administration fee (Note 2) .............................           304,372
    Shareholder communications ..............................            56,114
    Shareholder servicing fees ..............................            38,275
    Custody .................................................            31,458
    Audit and legal .........................................            30,330
    Directors' fees .........................................            25,517
    Registration fees .......................................            19,224
    Other ...................................................             7,089
--------------------------------------------------------------------------------
    Total Expenses ..........................................         1,882,055
--------------------------------------------------------------------------------
Net Investment Income .......................................        13,630,042
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
    Realized Gain (Loss) From:
       Investment transactions ..............................        (4,192,725)
       Foreign currency transactions ........................             2,592
--------------------------------------------------------------------------------
    Net Realized Loss .......................................        (4,190,133)
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation From:
       Investment transactions ..............................        27,387,401
       Foreign currency transactions ........................            (3,458)
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation .................        27,383,943
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies ..............        23,193,810
--------------------------------------------------------------------------------
Increase in Net Assets From Operations ......................      $ 36,823,852
================================================================================


                       See Notes to Financial Statements.                     25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

                                                             August 31       February 28
                                                           -------------    -------------
OPERATIONS:
    Net investment income ..............................   $  13,630,042    $  29,211,130
    Net realized loss ..................................      (4,190,133)     (22,241,682)
    Increase (decrease) in net unrealized appreciation .      27,383,943         (845,636)
------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations .............      36,823,852        6,123,812
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..............................     (15,223,697)     (29,020,043)
    Capital ............................................              --       (1,402,237)
------------------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders ....................     (15,223,697)     (30,422,280)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
    Net asset value of shares issued for
      reinvestment of dividends ........................       3,127,217        3,662,659
------------------------------------------------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions ..........................       3,127,217        3,662,659
------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ......................      24,727,372      (20,635,809)

NET ASSETS:
    Beginning of period ................................     284,056,060      304,691,869
------------------------------------------------------------------------------------------
    End of period* .....................................   $ 308,783,432    $ 284,056,060
------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of: ...   $  (1,924,782)   $    (333,719)
==========================================================================================


26                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   1. Significant Accounting Policies

      Managed High Income Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The following are significant accounting policies consistently followed by the Fund: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded by the Fund on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      The Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


                       See Notes to Financial Statements.                     27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   2. Investment Advisory Agreement, Administration Agreement and Other Transactions

      Smith Barney Fund Management LLC("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Citigroup or its affiliates.

   3. Investments

      During the six months ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were:

================================================================================
Purchases                                                            $54,451,526
--------------------------------------------------------------------------------
Sales                                                                 52,326,527
================================================================================

      At August 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 28,427,210
Gross unrealized depreciation                                       (21,352,626)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  7,074,584
================================================================================

   4. Repurchase Agreements

      The Fund purchases, and the custodian takes possession of, U.S. government securities subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   5. Capital Shares

      Capital stock transactions were as follows:

                                           Six Months Ended                    Year Ended
                                            August 31, 2003                 February 28, 2003
                                        ----------------------           -----------------------
                                        Shares        Amount             Shares         Amount
================================================================================================
Shares issued on reinvestment           465,083     $3,127,217           561,101      $3,662,659
================================================================================================

      On November 16, 1999, the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,959. For the six months ended August 31, 2003, the Fund did not repurchase shares.


                                                                              29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

--------------------------------------------------------------------------------

                                   2003(1)         2003(2)       2002(2)         2001          2000(3)         1999
=======================================================================================================================
Net Asset Value,
  Beginning of Period            $    6.30       $    6.84     $    8.84      $   10.02      $   10.73      $   11.87
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)(5)         0.30            0.65          0.82           0.97           1.00           1.01
  Net realized and
    unrealized gain (loss)(4)         0.52           (0.51)        (1.96)         (1.18)         (0.76)         (1.12)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                     0.82            0.14         (1.14)         (0.21)          0.24          (0.11)
-----------------------------------------------------------------------------------------------------------------------
Gain From Repurchase of
  Treasury Stock                        --              --            --           0.01           0.03             --
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.34)          (0.65)        (0.82)         (0.98)         (0.98)         (1.03)
  Capital                               --           (0.03)        (0.04)            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                  (0.34)          (0.68)        (0.86)         (0.98)         (0.98)         (1.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of Period                  $    6.78       $    6.30     $    6.84      $    8.84      $   10.02      $   10.73
-----------------------------------------------------------------------------------------------------------------------
Total Return, Based on
  Market Price(6)                     6.02%++         7.86%       (11.87)%        24.22%        (13.40)%        (2.44)%
-----------------------------------------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value(6)                 13.11%++         2.68%       (13.32)%        (1.06)%         3.89%         (0.72)%
-----------------------------------------------------------------------------------------------------------------------
Net assets,
  end of Period (millions)       $     309       $     284     $     305      $     383      $     435      $     475
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(5)                         1.24%+          1.26%         1.24%          1.20%          1.15%          1.17%
  Net investment income(4)            8.96+          10.27         10.86          10.59           9.62           9.03
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 18%             71%           81%            65%            80%            84%
-----------------------------------------------------------------------------------------------------------------------
Market Price, End of Period      $    6.91       $    6.85     $   7.080      $   9.000      $   8.125      $  10.438
=======================================================================================================================

(1)   For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.83, $1.97 and 10.96%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(5) The investment adviser has waived a portion of its fees for the year ended February 29, 2000. If such fees had not been waived, the per share decrease to net investment income and actual expense ratio would have been $0.00* and 1.18%, respectively.
(6) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

--------------------------------------------------------------------------------

                            NYSE                                      Dividend
 Record       Payable     Closing      Net Asset      Dividend      Reinvestment
  Date         Date        Price+        Value+         Paid           Price
================================================================================
 3/27/01      3/30/01      $8.980        $8.43         $0.082          $8.53
 4/24/01      4/27/01       8.530         8.14          0.079           8.67
 5/22/01      5/25/01       8.380         8.17          0.079           8.17
 6/26/01      6/29/01       8.040         7.64          0.077           7.64
 7/24/01      7/27/01       8.160         7.54          0.077           7.75
 8/28/01      8/31/01       7.760         7.54          0.077           7.54
 9/25/01      9/28/01       6.630         7.01          0.067           6.96
10/23/01     10/26/01       7.030         7.02          0.067           7.02
11/27/01     11/30/01       7.400         7.20          0.067           7.20
12/24/01     12/28/01       7.020         7.06          0.063           7.06
 1/22/02      1/25/02       7.430         7.07          0.063           7.07
 2/19/02      2/22/02       7.210         6.88          0.063           6.88
 3/19/02      3/22/02       7.350         6.93          0.063           6.98
 4/23/02      4/26/02       7.090         6.93          0.056           6.93
 5/28/02      5/31/02       6.970         6.82          0.056           6.82
 6/25/02      6/28/02       6.190         6.52          0.056           6.08
 7/23/02      7/26/02       5.510         6.14          0.056           5.69
 8/27/02      8/30/02       6.010         6.08          0.056           6.04
 9/24/02      9/27/02       5.730         5.95          0.056           5.88
10/22/02     10/25/02       5.510         5.71          0.056           5.63
11/25/02     11/29/02       6.120         6.10          0.056           6.10
12/23/02     12/27/02       6.010         6.13          0.056           6.09
 1/28/03      1/31/03       6.500         6.24          0.056           6.24
 2/25/03      2/28/03       6.750         6.24          0.056           6.41
 3/25/03      3/28/03       6.780         6.34          0.056           6.44
 4/22/03      4/25/03       6.920         6.56          0.056           6.57
 5/27/03      5/30/03       7.270         6.71          0.056           6.91
 6/24/03      6/27/03       7.230         6.89          0.056           6.89
 7/22/03      7/25/03       6.870         6.86          0.056           6.86
 8/26/03      8/29/03       6.830         6.72          0.056           6.72
================================================================================
+ As of record date.


                                                                              31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL SHAREHOLDER INFORMATION (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Result of Annual Meeting of Shareholders

      The Annual Meeting of Shareholders of Managed High Income Portfolio Inc. was held on June 19, 2003, for the purpose of considering and voting upon the election of two Directors, each for a three year term. The following table provides information concerning the matters voted upon at the Meeting:

      1. Election of Directors*

      Nominees                    Votes For                Votes Withheld
      --------                    ---------                --------------

      R. Jay Gerken              41,961,934                    554,180

      Robert A. Frankel          41,891,224                    624,890

----------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Allan J. Bloostein, Dwight B. Crane, Paolo M. Cucchi, Paul Hardin, William R. Hutchinson and George M. Pavia.


32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend-paying agent.

      If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

      If the market price of the Common Stock is less than the net asset value of the Common Stock, a broker-dealer not affiliated with Citigroup Global Markets Inc., as purchasing agent for Plan participants ("Purchasing Agent"), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts (effective June 1, 1996, the Plan's Valuation Date changed from the payable date to the record date). If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (unaudited) (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. PFPC will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      PFPC will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by PFPC on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                              --------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


34
--------------------------------------------------------------------------------

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

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------

                                                             Managed
                                                             HIGH INCOME
                                                                  PORTFOLIO INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Directors

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Transfer Agent

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

This report is intended only for the shareholders of Managed High Income Portfolio Inc. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

FD0777 10/03                                                             03-5515

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Managed High Income Portfolio Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Managed High Income Portfolio Inc.

Date: October 31, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Managed High Income Portfolio Inc.

Date: October 31, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Managed High Income Portfolio Inc.

Date: October 31, 2003